ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2018
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts

	Thousands of Yen
	2016	2017	2018
Balance at beginning of year	¥25,374	¥75,269	¥165,635
Provision for doubtful accounts (reversal)	59,358	89,474	(74,803)
Translation adjustment	(9,463)	892	(9,767)
Balance at end of year	¥75,269	¥165,635	¥81,065